Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net (Loss) Income	$ (72,298)	$ (809)	$ 1,012
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation Expense	64,626	62,545	55,035
Loss on Contract	16,200	0	0
Dry-dock Expenditures	(11,577)	(5,205)	(5,330)
Amortization of Deferred Finance Costs	653	653	653
Deferred Compensation Liability	1,741	2,450	1,606
Compensation- Restricted Shares	67	2,838	5,366
Share-based Compensation	1,320	60	(2,133)
Other, net	0	0	124
Changes in Operating Assets and Liabilities:
Accounts Receivables	(8,111)	7,326	17,650
Accounts Payable and Accrued Liabilities	14,909	(3,151)	(38)
Prepaid and Other Current Assets	(8,149)	172	(1,706)
Deferred Revenue	0	(537)	88
Voyages in Progress	(5,233)	0	0
Other Non-current Assets	(6,311)	(8,590)	(9,132)
Net Cash (Used in) Provided by Operating Activities	(12,163)	57,752	63,195
Cash Flows from Investing Activities
Investment in Marketable Securities	(795)	0	0
Investment in Joint Venture	(61)	0	0
Investment in Vessels	(91,536)	(194,426)	(179,275)
Loan repayment from (paid to) seller, Nordic Galaxy	10,609	(8,384)	(11,055)
Net Cash Used in Investing Activities	(81,783)	(202,810)	(190,330)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	4	136,510	236,684
Proceeds from Use of Credit Facility	155,000	225,000	66,000
Repayments on Credit Facility	0	(150,000)	(81,000)
Dividends Paid	(54,273)	(79,728)	(95,431)
Net Cash Provided by Financing Activities	100,731	131,783	126,253
Net Increase (Decrease) in Cash and Cash Equivalents	6,785	(13,275)	(882)
Cash and Cash Equivalents at the Beginning of Year	17,221	30,496	31,378
Cash and Cash Equivalents at the End of Year	24,006	17,221	30,496
Cash Paid for Interest	1,902	1,551	1,249
Cash Paid for Taxes	$ 0	$ 0	$ 0